ASG MANAGED FUTURES STRATEGY FUND

Supplement dated February 18, 2014 to the ASG Managed Futures Strategy Fund Summary Prospectus and Prospectus, each dated May 1, 2013, as each may be revised and supplemented from time to time.

Effective March 1, 2014, the Newedge Trend Index will replace the FTSE StableRisk Trend Composite Index as the ASG Managed Futures Strategy Fund's primary benchmark.

Effective March 1, 2014, the "Average Annual Total Returns" chart in the Fund's Summary Prospectus is amended and restated as follows:

Average Annual Total Returns (for the periods ended December 31, 2012)	Past 1 Year	Life of Fund (07/30/10)
ASG Managed Futures Strategy Fund
Class A – Return Before Taxes	-16.20%	-1.97%
Return After Taxes on Distributions	-16.46%	-3.29%
Return After Taxes on Distributions & Sale of Fund Shares	-10.52%	-2.32%
Class C – Return Before Taxes	-12.62%	-0.31%
Class Y – Return Before Taxes	-10.90%	0.66%
Newedge Trend Index[1]	-3.52%	1.01%
FTSE StableRisk Trend Composite Index	-30.03%	-5.88%

[1] Effective March 1, 2014, the Newedge Trend Index replaced the FTSE StableRisk Trend Composite Index as the Fund's primary benchmark because the FTSE StableRisk Trend Composite Index will be discontinued effective March 31, 2014.